Biological Assets	12 Months Ended
Oct. 31, 2019
Biological Assets

5.	Biological Assets

Biological assets consists of cannabis seeds and cannabis plants. The reconciliation of changes in the carrying amounts of biological assets as at October 31, 2019 and October 31, 2018 are as follows:

Balance - October 31, 2017	$10,436
Add: Purchased cannabis plants	521,949
Change in fair value less costs to sell due to biological transformation	541,352
Transferred to inventory upon harvest	(924,120)
Balance - October 31, 2018	$149,617
Add: Purchased cannabis plants	308,324
Change in fair value less costs to sell due to biological transformation	486,354
Allocation of operational overhead	438,859
Transferred to inventory upon harvest	(1,226,565)
Balance - October 31, 2019	$156,589

When determining the fair value of biological assets, the Company makes estimates and uses assumptions as follows:

●	Expected costs required to grow the cannabis up to the point of harvest

●	Estimated selling price per Kg

●	Expected yield from the cannabis plants

●	Estimated stage of growth – The Company applied a weighted average number of days out of the 60 day growing cycle that biological assets have reached as of the measurement date based on historical evidence. The Company assigns fair value basis according to the stage of growth and estimated costs to complete cultivation.

The estimates and assumptions used are subject to volatility in uncontrollable market conditions, may significantly impact the fair value of biological assets. Biological assets represent a level 3 assets in the fair value hierarchy. The following table quantifies each significant unobservable input and provides the impact of a 20% increase or decrease that each input would have on the fair value of biological assets:

			Impact of 20% change
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
Estimated selling price per lb	$840	$591	$37,747	$39,702
Estimated stage of growth	60%	72%	$30,970	$31,658
Estimated flower yield per harvest (lb)	263	278	$30,970	$31,358